Consolidated Statements of Other Comprehensive Income (Loss) (Parenthetical) (BankUnited, FSB and Subsidiaries, USD $) In Thousands	7 Months Ended	12 Months Ended
	May 21, 2009	Sep. 30, 2008
Unrealized gains (losses) arising during the period on securities, Deferred Tax Expense (Benefit)	$ (35,492)	$ (20,086)
Unrealized gains (losses) arising during the period on securities, Deferred Tax Asset Valuation Allowance	35,492	20,086
Unrealized losses on cash flow hedges, Deferred Tax Expense (Benefit)	0	0
Unrealized losses on cash flow hedges, Deferred Tax Asset Valuation Allowance	0	0
Realized losses on securities sold included in net income, Deferred Tax Expense (Benefit)	(12)	(223)
Realized losses on securities sold included in net income, Deferred Tax Asset Valuation Allowance	12	223
Other-than-temporary impairment on investment securities included in net income (loss), Deferred Tax Expense (Benefit)	(6,166)	(6,062)
Other-than-temporary impairment on investment securities included in net income (loss), Deferred Tax Asset Valuation Allowance	6,166	6,062
Realized gains on cash flow hedges, Deferred Tax Expense (Benefit)	0	0
Realized gains on cash flow hedges, Deferred Tax Asset Valuation Allowance	$ 0	$ (7)